SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 41,868	$ 56,964
Less: allowance for doubtful accounts	(8,384)
Net accounts receivable	$ 33,484	$ 56,964